Offerings - Offering: 1	Oct. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	327,740
Proposed Maximum Offering Price per Unit	3.07
Maximum Aggregate Offering Price	$ 1,006,161.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.95
Offering Note	(1) Consists of up to 327,740 shares of common stock that may be offered for resale by the selling stockholder named in the registration statement, including (i) up to 247,840 shares of common stock issuable pursuant to the Equity Purchase Agreement dated May 19, 2025, and (ii) up to 79,900 shares of common stock issuable upon exercise of the warrant issued on May 19, 2025, as amended. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, using the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Capital Market on October 17, 2025 (the last practicable date prior to filing), which was $3.07 per share.